Note 5 (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments Reporting [Abstract]
Total Assets By Operating Segment [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2021 and December 31, 2020, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2021	December 2020
Spain	399,180	410,409
Mexico	114,501	110,236
Turkey	59,243	59,585
South America	53,343	55,436
Rest of Business	34,364	35,172
Subtotal assets by operating segments	660,631	670,839
Corporate Center and adjustments	(12,462)	65,336
Total assets BBVA Group	648,169	736,176

Margin and Income By Operating Segment [Table Text Block]
The following table sets forth the attributable profit and main margins of the condensed consolidated income statement by operating segment and Corporate Center for the six months ended June 30, 2021 and 2020:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center
June 2021
Net interest income	6,955	1,762	2,771	1,036	1,328	140	(82)
Gross income	10,259	3,057	3,604	1,571	1,480	400	147
Operating income	5,661	1,557	2,337	1,073	797	173	(277)
Operating profit /(loss) before tax	2,889	1,013	1,605	953	424	184	(1,290)
Profit/(loss) after tax from discontinued operations	280	—	—	—	—	—	280
Attributable profit (loss)	1,911	745	1,127	384	218	145	(708)
June 2020
Net interest income	7,561	1,801	2,717	1,534	1,443	145	(79)
Gross income	10,639	2,909	3,553	1,957	1,664	451	106
Operating income	5,980	1,376	2,351	1,394	945	221	(307)
Operating profit /(loss) before tax	1,757	128	893	715	297	140	(416)
Profit/(loss) after tax from discontinued operations	(2,104)	—	—	—	—	—	(2,104)
Attributable profit (loss)	(1,157)	108	656	266	159	109	(2,454)